Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current liabilities
Derivative liabilities	$ 107,462	$ 292,320
Stockholders' Deficit
Accumulated deficit	(26,069,063)
Consolidated Balance Sheets
Current assets
Cash	17,063	164,808
Amounts receivable		302
Total current assets	17,063	165,110
Property and equipment, net of accumulated depreciation		2,262
Deferred financing costs		1,527
Total assets	17,063	168,899
Current liabilities
Accounts payable	35,182	40,410
Accrued liabilities	4,782	4,455
Due to related parties	89,468	4,408
Convertible debenture, net of unamortized discount of $65,134 and $65,742, respectively	7,363	97,092
Derivative liabilities	107,462	292,320
Total liabilities	244,257	438,685
Stockholders' Deficit
Common stock: Authorized: unlimited common shares, with no par value, Issued and outstanding: 366,052,788 and 251,285,912 common shares, respectively	20,826,027	19,474,010
Common stock subscribed	50,000	190,000
Additional paid-in capital	4,965,842	4,965,842
Accumulated deficit	(26,069,063)	(24,899,638)
Total stockholders' deficit	(227,194)	(269,786)
Total liabilities and stockholders' deficit	$ 17,063	$ 168,899